As filed with the Securities and Exchange Commission on December 29, 2004

File Nos.

33-23493

811-5583

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 42	☒
and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 43	☒

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

(Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code (650) 312-2000

Karen L. Skidmore, Esq., One Franklin Parkway, San Mateo, CA 94403-1906

(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on March 1, 2005 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (b) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on March 1, 2005 pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Scope of Amendment: Registrant is filing this post-effective amendment (Amendment) for the sole purpose of amending the Registration Statement to reflect the inclusion of the “subject to completion” legend on the cover page of the prospectus and statement of additional information for the new Franklin Flex Cap Securities Fund and Franklin Large Cap Value Securities Fund. The amendment does not otherwise delete, amend, or supersede any information contained in the Registration Statement.

March 1, 2005

As with all fund prospectuses, the SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PROSPECTUS

CLASS 2

A. FRANKLIN TEMPLETON VARIABLE

B. INSURANCE PRODUCTS TRUST

[Insert FRANKLIN TEMPLETON INVESTMENTS logo]

[SIDENOTE] The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

FRANKLIN TEMPLETON

VARIABLE INSURANCE

PRODUCTS TRUST

CLASS 1, 2 & 3

STATEMENT OF ADDITIONAL INFORMATION

March 1, 2005

[insert FT logo]

One Franklin Parkway, San Mateo CA 94403-1906 1/800-342-3863

Franklin Templeton Variable Insurance Products Trust (Trust) consists of 23 series (Fund or Funds). Funds may be available in multiple classes of shares: Class 1, Class 2 and Class 3. The Funds are only available as investment options in variable annuity or variable life insurance contracts.

This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the Funds’ prospectus. The Funds’ prospectuses, dated March 1, 2005, which we may amend from time to time, contain the basic information you should know before investing in the Funds. You should read this SAI together with the Funds’ prospectuses.

To obtain a free additional copy of the prospectus, please call Franklin Templeton at 1-800/342-3863, or your insurance company.

Mutual funds, annuities, and other investment products:

•	are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government;

•	are not deposits or obligations of, or guaranteed or endorsed by, any bank;

•	are subject to investment risks, including the possible loss of principal.

FTVIP-SAI 03/05

[SIDENOTE] The information in this statement of additional information (SAI) is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This SAI is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 29th day of December, 2004.

FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
(Fund)

/s/ David P. Goss
David P. Goss
Vice President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

RUPERT H. JOHNSON, JR.	Chief Executive Officer –
Rupert H. Johnson, Jr.	Investment Management
and Trustee
Dated: December 29, 2004

JIMMY D. GAMBILL*	Chief Executive Officer – Finance and
Jimmy D. Gambill	Administration
Dated: December 29, 2004

GALEN VETTER*	Chief Financial Officer
Galen Vetter	Dated: December 29, 2004

FRANK H. ABBOTT III*	Trustee
Frank H. Abbott III	Dated: December 29, 2004

HARRIS J. ASHTON*	Trustee
Harris J. Ashton	Dated: December 29, 2004

S. JOSEPH FORTUNATO*	Trustee
S. Joseph Fortunato	Dated: December 29, 2004

ROBERT F. CARLSON*	Trustee
Robert F. Carlson	Dated: December 29, 2004

CHARLES B. JOHNSON*	Trustee
Charles B. Johnson	Dated: December 29, 2004

FRANK W.T. LAHAYE*	Trustee
Frank W.T. LaHaye	Dated: December 29, 2004

GORDON S. MACKLIN*	Trustee
Gordon S. Macklin	Dated: December 29, 2004

/s/ Karen L. Skidmore Karen L. Skidmore
Assistant Vice President and Assistant
Secretary
(Pursuant to power of attorney previously filed)